Average Annual Total Returns - Nationwide Geneva Small Cap Growth Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Russell 2000® Growth Index (The Index does not pay sales charges, fees, expenses, or taxes.) 1 Year	Russell 2000® Growth Index (The Index does not pay sales charges, fees, expenses, or taxes.) 5 Years	Russell 2000® Growth Index (The Index does not pay sales charges, fees, expenses, or taxes.) 10 Years
Total	24.74%	16.27%	14.09%	24.60%	15.54%	13.21%	14.74%	12.96%	11.54%	30.41%	16.81%	13.97%	32.82%	18.09%	15.14%	32.69%	17.96%	15.05%	34.63%	16.36%	13.48%